ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued professional fees	$ 211,262	$ 82,913	$ 14,080
Accrued dues and subscriptions	25,000
Accrued payroll liability	7,036	6,767
Other	59,202	34,384	8,254
Total accounts payable and accrued liabilities	$ 302,500	$ 124,064	$ 22,334